Revenue and Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue and Deferred Revenue

3. Revenue and Deferred Revenue

Disaggregation of Revenue

Revenue by source consisted of the following (in thousands):

	Nine Months Ended September 30,
	2020	2019
Consoles	$22,230	$6,248
Consumables	4,205	1,253

Total product revenue	26,435	7,501
Service and other revenue	6,253	492

Total revenue	$32,688	$7,993

Performance Obligations

As of September 30, 2020, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer service contracts that are unsatisfied or partially unsatisfied was $4.7 million, which is recorded as deferred revenue on the Company’s condensed balance sheets. Of that amount, $4.1 million will be recognized as revenue during the next 12 months and approximately $0.6 million thereafter.

Contract Liabilities

The contract liabilities consist of deferred revenue which represents payments received in advance of revenue recognition related to console service agreements and for prepayments for products or services yet to be delivered. Revenue under these agreements is recognized over the related service period. The following table summarized the Company’s contract liabilities (in thousands):

	September 30, 2020	December 31, 2019
Deferred revenue, current	$4,132	$883
Deferred revenue, noncurrent	566	134

Total Deferred revenue	$4,698	$1,017

Revenue recorded during the nine months ended September 30, 2020 included $0.8 million of previously deferred revenue that was included in contract liabilities as of December 31, 2019.

3. Revenue from Contracts with Customers

The Company’s revenue is generated primarily from the sale of its products and services solely from U.S. based customers. Product revenue primarily consists of sales of consoles and consumables. Service revenue primarily consists of revenue generated from consoles service contracts.

Additionally, the Company has an operating lease arrangement which contains both lease and non-lease elements and revenue for the lease element is recognized on a straight-line basis over the lease term.

Disaggregation of Revenue

Revenue by source consisted of the following (in thousands):

	December 31,
	2018	2019
Consoles	$1,226	$12,187
Consumables	523	1,563

Total product revenue	$1,749	$13,750
Service revenue	258	1,328

Total revenue	$2,007	$15,078

Performance Obligations

As of December 31, 2019, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer service contracts that are unsatisfied or partially unsatisfied was $1.0 million, which is recorded as deferred revenue on the Company’s balance sheet. Of that amount, $0.9 million will be recognized as revenue during the year ended December 31, 2020 and approximately $0.1 million thereafter.

Contract Balances

The Company invoices its customers based on the billing schedules in its sales arrangements. Payments are generally due 30 days from date of invoice. Contract liabilities consist mainly of deferred revenue. Contract liabilities primarily relate to consideration received from customers prior to transferring goods or services to the customer. The following information summarizes the Company’s contract liabilities (in thousands):

	December 31,
	2018	2019
Deferred revenue, current	$269	$883
Deferred revenue, noncurrent	$13	$134

During the year ended December 31, 2018, the Company recognized $0.3 million of revenue that was included in deferred revenue balance as of December 31, 2017. During the year ended December 31, 2019, the Company recognized $0.3 million of revenue that was included in the deferred revenue balance as of December 31, 2018.